Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jul. 31, 2015	Jan. 31, 2016	Jul. 31, 2025	Jul. 31, 2016	Jan. 31, 2017	Jul. 31, 2017	Jan. 31, 2018	Jul. 31, 2018	Jan. 31, 2019	Jul. 31, 2019	Jan. 31, 2020	Jul. 31, 2020	Jan. 31, 2021	Jul. 31, 2021	Jan. 31, 2022	Jul. 31, 2022	Jan. 31, 2023	Jul. 31, 2023	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025
C000047995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Large Cap Core AlphaDEX® Fund
Accumulated Value	$ 10,000	$ 8,953		$ 10,360	$ 11,096	$ 12,087	$ 13,836	$ 13,745	$ 13,008	$ 14,224	$ 14,790	$ 14,502	$ 17,293	$ 20,413	$ 20,562	$ 19,448	$ 20,447	$ 21,173	$ 22,094	$ 24,536	$ 26,825	$ 27,754
C000047996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Mid Cap Core AlphaDEX® Fund
Accumulated Value	10,000	8,606		10,076	11,021	11,548	13,146	13,544	12,734	13,709	13,947	12,905	17,035	19,953	19,548	18,809	19,821	20,820	21,103	24,212	25,333	24,755
C000047997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Small Cap Core AlphaDEX® Fund
Accumulated Value	10,000	8,555		10,220	11,336	11,858	13,169	14,196	12,935	13,270	13,315	12,136	17,630	19,958	19,827	18,661	19,308	19,810	19,709	22,680	23,548	22,577
C000047998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Large Cap Value AlphaDEX® Fund
Accumulated Value	10,000	8,807		10,294	11,784	12,696	14,166	13,727	13,027	13,638	14,150	12,296	14,920	17,761	18,970	18,158	19,943	19,774	20,009	22,302	22,853	23,168
C000047999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Large Cap Growth AlphaDEX® Fund
Accumulated Value	10,000	9,162		10,397	10,280	11,342	13,367	13,632	12,788	14,605	15,258	16,958	19,941	23,284	21,835	20,061	19,880	21,809	23,466	25,931	30,686	32,924
C000048000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Multi Cap Value AlphaDEX® Fund
Accumulated Value	10,000	8,634		10,198	11,661	12,182	13,475	13,435	12,621	12,949	13,231	11,364	14,577	17,540	18,419	17,753	19,342	19,384	19,776	22,245	22,323	21,906
C000048001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Multi Cap Growth AlphaDEX® Fund
Accumulated Value	10,002	8,959		10,268	10,463	11,484	13,428	14,104	13,119	14,760	15,224	16,270	20,884	23,444	21,637	19,949	19,883	21,645	22,212	25,213	28,947	30,011
C000048896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Consumer Discretionary AlphaDEX® Fund
Accumulated Value	10,000	8,694		9,767	9,770	10,264	12,101	11,719	11,319	12,086	12,205	11,190	14,834	17,345	16,337	14,149	15,801	16,544	16,647	17,615	19,504	18,970
C000048897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Consumer Staples AlphaDEX® Fund
Accumulated Value	10,000	9,577		10,920	10,222	10,558	11,448	10,615	10,432	10,702	11,265	11,609	12,538	13,568	15,047	15,597	15,704	16,041	15,624	16,794	16,577	16,344
C000048898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Energy AlphaDEX® Fund
Accumulated Value	10,000	7,709		8,733	9,675	8,297	9,270	10,492	8,166	6,739	5,552	4,156	5,589	6,926	9,087	11,481	12,016	12,214	11,664	13,202	12,239	11,707
C000048899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Financials AlphaDEX® Fund
Accumulated Value	10,000	8,820		10,022	11,432	12,427	13,773	13,802	13,055	14,221	14,680	11,725	16,118	20,166	21,706	19,657	21,910	20,289	21,724	25,398	28,967	29,284
C000048900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Health Care AlphaDEX® Fund
Accumulated Value	10,000	7,701		8,840	8,550	9,611	10,648	11,030	10,729	11,149	11,877	13,686	15,588	17,529	15,883	15,595	16,171	15,331	14,784	15,782	16,065	14,340
C000048901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Industrials/Producer Durables AlphaDEX® Fund
Accumulated Value	10,000	8,300		9,917	11,591	12,178	14,505	14,319	13,349	14,845	15,471	13,909	17,604	21,310	20,747	19,357	20,547	22,497	23,580	26,829	28,884	28,525
C000048902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Materials AlphaDEX® Fund
Accumulated Value	10,000	8,561		11,348	12,553	12,938	15,254	14,645	12,686	13,170	12,799	12,540	16,795	20,569	21,034	22,292	25,656	25,061	24,534	25,114	22,559	21,876
C000048903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Technology AlphaDEX® Fund
Accumulated Value	10,000	8,682		10,042	11,425	13,127	16,176	16,480	17,253	20,303	21,527	26,257	32,661	36,852	34,530	30,718	29,950	35,437	38,601	40,018	46,541	47,504
C000048904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Utilities AlphaDEX® Fund
Accumulated Value	10,000	10,104		12,265	12,356	12,703	12,007	12,564	13,357	14,036	14,670	13,936	14,325	16,000	16,920	18,189	18,012	17,641	16,629	19,432	21,984	25,390
C000099059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Mid Cap Growth AlphaDEX® Fund
Accumulated Value	10,000	8,727		10,003	10,370	11,297	13,364	14,129	13,204	15,034	15,599	16,578	22,000	23,874	21,273	19,864	19,867	21,729	21,669	24,991	27,706	27,653
C000099060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Mid Cap Value AlphaDEX® Fund
Accumulated Value	10,000	8,528		10,123	11,533	11,715	12,865	12,980	12,245	12,428	12,404	10,167	13,455	16,650	17,269	16,868	18,533	18,882	19,276	21,841	21,746	20,964
C000099061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Small Cap Growth AlphaDEX® Fund
Accumulated Value	10,000	8,803		10,353	11,051	12,125	13,657	15,260	13,787	14,663	14,494	13,961	20,977	22,370	20,901	19,057	19,114	20,273	19,253	22,694	25,458	25,629
C000099062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Small Cap Value AlphaDEX® Fund
Accumulated Value	10,000	8,375		10,079	11,555	11,632	12,721	13,361	12,164	12,067	12,277	10,881	15,165	17,977	18,398	17,607	18,556	18,597	19,316	21,878	21,126	19,526
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000	9,323		10,562	11,192	12,256	14,147	14,246	13,819	15,383	16,815	17,222	19,714	23,497	24,305	22,407	22,308	25,325	26,953	30,934	34,064	35,989
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	10,000	9,147		10,444	11,135	12,130	13,936	14,118	13,621	15,113	16,418	16,765	19,780	23,258	23,498	21,548	21,561	24,273	25,689	29,389	32,450	33,998
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Index
Accumulated Value	10,000	9,272		10,560	11,237	12,250	14,096	14,248	13,752	15,252	16,583	16,840	19,481	23,158	23,847	22,059	22,068	24,857	26,338	30,223	33,134	34,764
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Accumulated Value	10,000	9,211		10,484	11,128	12,156	14,002	14,123	13,698	15,253	16,627	17,089	19,927	23,576	23,974	21,957	21,927	24,801	26,364	30,133	33,401	35,117
Nasdaq AlphaDEX Large Cap CoreTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Large Cap CoreTMIndex
Nasdaq US 500 Large CapTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large CapTMIndex
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
Accumulated Value	10,000	8,842		10,553	11,509	12,103	13,536	13,857	12,923	13,966	14,378	13,470	17,032	19,800	19,425	18,672	19,880	20,627	20,829	23,804	25,073	24,589
Nasdaq AlphaDEX Mid Cap CoreTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Mid Cap CoreTMIndex
Nasdaq US 600 Mid CapTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 600 Mid CapTMIndex
Nasdaq AlphaDEX Small Cap CoreTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Small Cap CoreTMIndex
Nasdaq US 700 Small CapTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 700 Small CapTMIndex
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Index
Accumulated Value	10,000	8,906		10,595	11,964	12,467	13,945	15,348	13,772	14,313	14,677	13,071	18,079	20,516	20,005	19,237	19,818	20,248	20,175	23,102	23,495	22,013
Nasdaq AlphaDEX Large Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Large Cap ValueTMIndex
Nasdaq US 500 Large Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large Cap ValueTMIndex
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Value Index
Accumulated Value	10,000	9,220		10,578	11,455	12,095	13,673	13,357	12,977	14,195	15,353	13,808	15,731	18,735	19,640	18,731	20,246	21,945	23,196	25,626	26,721	27,059
Nasdaq US 500 Large Cap Growth [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large Cap GrowthTMIndex
Nasdaq AlphaDEX Large Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Large Cap GrowthTMIndex
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Growth Index
Accumulated Value	10,000	9,408		10,528	10,908	12,316	14,472	14,977	14,514	16,409	18,102	20,437	23,500	28,020	28,570	25,463	23,247	27,501	29,451	34,904	39,987	43,849
Nasdaq AlphaDEX Multi Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Multi Cap ValueTMIndex
Nasdaq US Multi Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Multi Cap ValueTMIndex
S And P Composite 1500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Value Index
Accumulated Value	10,000	9,185		10,602	11,527	12,134	13,676	13,456	13,006	14,167	15,239	13,630	15,746	18,769	19,621	18,749	20,287	21,843	22,964	25,402	26,525	26,736
Nasdaq AlphaDEX Multi Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Multi Cap GrowthTMIndex
Nasdaq US Multi Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Multi Cap GrowthTMIndex
S And P Composite 1500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Growth Index
Accumulated Value	10,000	9,345		10,507	10,930	12,272	14,376	14,893	14,359	16,182	17,753	19,848	23,012	27,290	27,667	24,773	22,818	26,766	28,554	33,783	38,375	41,713
Russell 1000 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Consumer Discretionary Index
Accumulated Value	10,000	9,205		10,281	10,715	11,702	13,916	14,169	14,013	15,762	16,660	18,995	23,503	25,636	24,988	21,660	20,761	23,662	24,336	27,011	33,858	33,136
StrataQuant Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Consumer Discretionary Index
Accumulated Value	10,000	8,720		9,825	9,860	10,393	12,293	11,941	11,566	12,394	12,562	11,539	15,349	18,005	16,997	14,764	16,551	17,383	17,552	18,623	20,654	20,161
StrataQuant Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Consumer Staples Index
Accumulated Value	10,000	9,602		10,985	10,316	10,690	11,630	10,825	10,668	10,986	11,606	12,003	13,000	14,111	15,662	16,287	16,455	16,852	16,467	17,757	17,580	17,388
Russell 1000 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Consumer Staples Index
Accumulated Value	10,000	10,202		11,146	10,921	11,554	11,916	11,114	11,188	12,239	13,206	13,038	13,589	15,307	16,881	16,713	16,914	17,630	17,033	18,155	18,046	18,821
S And P 500 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Consumer Staples Index
Accumulated Value	10,000	10,248		11,167	10,907	11,659	12,371	11,590	11,737	13,287	14,290	14,369	14,955	16,984	18,452	18,247	18,427	19,229	18,971	20,753	21,900	22,297
S And P 500 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Consumer Discretionary Index
Accumulated Value	10,000	9,333		10,353	10,871	11,793	14,023	14,564	14,262	15,915	16,659	19,345	22,152	24,449	24,794	21,931	19,881	23,561	23,744	26,432	33,436	31,596
StrataQuant Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Energy Index
Accumulated Value	10,000	7,710		8,749	9,730	8,376	9,397	10,674	8,314	6,885	5,698	4,260	5,761	7,163	9,445	11,982	12,558	12,823	12,277	13,942	12,965	12,437
S And P 500 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Energy Index
Accumulated Value	10,000	8,691		10,204	11,003	10,223	11,729	12,239	10,282	10,282	9,201	6,347	7,121	9,167	12,638	15,349	18,078	17,845	17,288	19,657	18,726	19,027
Russell 1000 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Energy Index
Accumulated Value	10,000	8,508		9,935	10,736	9,889	11,341	11,942	9,968	9,843	8,795	6,144	7,103	9,032	12,090	14,911	17,185	16,905	16,238	18,530	17,827	18,084
StrataQuant Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Financials Index
Accumulated Value	10,000	8,844		10,087	11,546	12,589	14,002	14,079	13,357	14,602	15,128	12,128	16,729	21,012	22,695	20,607	23,035	21,391	22,988	26,964	30,851	31,281
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Financials Index
Accumulated Value	10,000	8,737		9,623	11,798	12,797	15,313	14,521	13,614	15,024	16,100	13,099	15,975	20,332	21,952	19,118	20,978	20,470	22,680	25,815	30,623	31,376
Russell 1000 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Financials Index
Accumulated Value	10,000	8,866		9,861	11,330	12,384	14,375	14,178	13,730	15,569	16,761	14,636	17,739	22,367	24,263	21,255	23,267	23,064	25,578	29,986	35,263	36,725
StrataQuant Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Health Care Index
Accumulated Value	10,000	7,722		8,892	8,624	9,727	10,812	11,239	10,967	11,441	12,229	14,142	16,157	18,226	16,561	16,320	16,975	16,148	15,617	16,726	17,080	15,274
S And P 500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Health Care Index
Accumulated Value	10,000	8,610		9,858	9,358	10,688	11,879	12,186	12,520	12,826	14,069	15,441	17,180	19,686	19,214	19,398	19,697	20,010	21,026	22,620	22,548	20,377
Russell 1000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Health Care Index
Accumulated Value	10,000	8,770		10,001	9,442	10,802	12,024	12,240	12,584	12,764	14,107	15,159	16,684	19,302	19,348	19,652	19,964	20,248	21,390	22,979	22,747	20,082
StrataQuant Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Industrials Index
Accumulated Value	10,000	8,323		9,982	11,733	12,368	14,780	14,637	13,675	15,259	15,956	14,394	18,276	22,198	21,683	20,287	21,636	23,765	24,994	28,533	30,821	30,530
S And P 500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Industrials Index
Accumulated Value	10,000	9,459		11,046	12,096	13,068	15,201	14,766	13,947	15,295	16,121	14,424	17,212	21,120	20,753	19,848	21,355	23,345	24,108	27,493	30,011	33,177
Russell 1000 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Industrials Index
Accumulated Value	10,000	9,339		10,869	12,005	13,025	15,309	14,960	14,185	15,699	16,511	14,825	17,741	21,740	20,625	18,898	19,917	21,427	22,584	25,316	28,154	29,190
StrataQuant Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Materials Index
Accumulated Value	10,000	8,586		11,424	12,678	13,113	15,518	14,951	12,988	13,538	13,209	12,987	17,461	21,454	22,016	23,418	27,020	26,466	25,993	26,692	24,041	23,429
S And P 500 Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Materials Index
Accumulated Value	10,000	8,584		10,840	11,719	12,420	14,444	13,840	12,480	13,820	13,829	14,689	17,369	20,788	21,099	19,736	21,653	22,136	21,487	24,287	23,602	23,597
Russell 1000 Basic Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Basic Materials Index
Accumulated Value	10,000	8,732		11,102	12,078	12,779	14,796	14,252	12,815	14,157	14,219	14,963	17,273	21,090	20,827	19,925	22,609	22,837	22,305	24,522	23,595	24,590
StrataQuant Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant Technology® Index
Accumulated Value	10,000	8,711		10,109	11,497	13,249	16,383	16,746	17,533	20,700	22,035	26,967	33,671	38,125	35,834	31,964	31,248	37,085	40,400	41,996	49,005	50,193
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Information Technology Index
Accumulated Value	10,000	9,714		10,978	12,134	14,213	17,365	18,261	17,207	21,132	25,136	29,354	34,471	41,106	43,581	38,844	36,742	49,271	55,145	66,615	70,365	82,360
Russell 1000 Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Technology Index
Accumulated Value	10,000	9,592		10,914	12,122	14,115	17,185	18,041	17,227	20,533	24,220	28,745	34,364	41,749	43,198	36,800	33,923	47,471	53,092	63,795	70,653	80,477
StrataQuant Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Utilities Index
Accumulated Value	10,000	10,142		12,362	12,497	12,889	12,222	12,840	13,699	14,422	15,120	14,387	14,846	16,638	17,638	19,063	18,931	18,604	17,592	20,630	23,436	27,160
S And P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Utilities Index
Accumulated Value	10,000	10,540		12,311	11,827	13,013	12,693	13,381	14,100	15,593	18,371	16,503	17,150	18,488	19,700	21,367	20,271	19,991	18,642	22,463	24,420	27,236
Russell 1000 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Utilities Index
Accumulated Value	10,000	10,587		12,467	12,071	12,578	12,633	12,722	13,309	14,598	16,700	15,080	15,933	17,415	18,451	19,950	18,974	18,849	17,955	21,663	23,565	26,212
Nasdaq AlphaDEX Mid Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Mid Cap GrowthTMIndex
Nasdaq US 600 Mid Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 600 Mid Cap GrowthTMIndex
S And P MidCap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Growth Index
Accumulated Value	10,000	8,811		10,332	10,948	11,749	13,438	13,671	12,622	13,920	14,407	14,667	18,235	20,293	19,076	18,008	18,477	19,774	20,194	23,593	24,379	24,121
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Value Index
Accumulated Value	10,000	8,872		10,780	12,049	12,388	13,525	13,936	13,143	13,906	14,223	12,043	15,566	18,887	19,308	18,876	20,840	20,944	20,921	23,326	25,071	24,334
Nasdaq AlphaDEX Mid Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Mid Cap ValueTMIndex
Nasdaq US 600 Mid Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 600 Mid Cap ValueTMIndex
Nasdaq AlphaDEX Small Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Small Cap GrowthTMIndex
Nasdaq US 700 Small Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 700 Small Cap GrowthTMIndex
S And P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Growth Index
Accumulated Value	10,000	8,852		10,328	11,586	12,238	13,742	15,362	13,886	14,623	15,170	14,392	19,599	21,459	20,323	19,273	19,136	20,058	20,367	23,725	23,817	22,743
S And P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Value Index
Accumulated Value	$ 10,000	$ 8,965		$ 10,894	$ 12,372	$ 12,703	$ 14,151	$ 15,336	$ 13,686	$ 14,036	$ 14,202	$ 11,746	$ 16,540	$ 19,437	$ 19,498	$ 18,999	$ 20,294	$ 20,189	$ 19,710	$ 22,162	$ 22,805	$ 20,955
Nasdaq US 700 Small Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 700 Small Cap ValueTMIndex
Nasdaq AlphaDEX Small Cap ValueTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Small Cap ValueTMIndex